ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Mar. 30, 2019
No. 2014-09
Schedule of unaudited condensed consolidated financial statements

The effect of adoption of ASC 606 on our unaudited condensed consolidated financial statements was as follows for the periods indicated (in thousands):

	Three Months Ended March 30, 2019
	As Reported	Impact of Adoption	Balances without Adoption of ASC 606
Net sales	$155,353	$(4,044)	$151,309
Cost of goods sold	78,726	(1,644)	77,082
Gross profit	76,627	(2,400)	74,227
Selling, general, and administrative expenses	67,843	152	67,995
Operating income	8,784	(2,552)	6,232
Interest expense	(6,067)	—	(6,067)
Other income	63	—	63
Income (loss) before income taxes	2,780	(2,552)	228
Income tax (expense) benefit	(613)	626	13
Net income (loss)	$2,167	$(1,926)	$241

	March 30, 2019
	As Reported	Impact of Adoption	Balances without Adoption of ASC 606
ASSETS
Accounts receivable, net	$62,998	$(5,204)	$57,794
Inventory	164,299	1,991	166,290
Prepaid expenses and other current assets	20,069	(139)	19,930
Deferred charges and other assets	1,122	15	1,137

LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued expenses and other current liabilities	44,583	(866)	43,717
Taxes payable	278	(45)	233
Accumulated deficit	(237,596)	(2,426)	(240,022)